Business combinations - Identifiable assets and liabilities (Details) - DKK (kr) kr in Thousands		12 Months Ended
	Apr. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Bargain purchase recognized		kr 0	kr (36,395)	kr 0
Net cash flow on acquisition		kr 0	kr (167,791)	kr 0
Acquisition Of Medical Technology Business From Valeritas Holdings, Inc. [Member]
Amounts recognised as of acquisition date for each major class of assets acquired and liabilities assumed [abstract]
Physician Relationship	kr 68,459
V-Go IP	13,692
Property, plant and equipment	41,138
Right-of-use assets	14,299
Inventories	55,796
Trade receivables	50,603
Other assets	10,132
Cash and cash equivalents	66
Deferred tax liability	(11,880)
Trade payables	(4,050)
Lease liabilities	(14,046)
Other liabilities	(19,792)
Total identifiable net assets at fair value	204,417
Bargain purchase recognized	(36,692)
Purchase consideration transferred	167,725
Net cash acquired (included in cash flows from investing activities)	66
Net cash acquired (included in cash flows from investing activities)	66
Cash paid	(167,725)
Net cash flow on acquisition	kr 167,659